UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Milbank Winthrop & Co. Inc.

Address:  654 Madison Avenue, Suite 1550
          New York, New York  10021

13F File Number: 28-04023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Janice Bennett
Title:    Principal
Phone:    (212) 480-2500

Signature, Place and Date of Signing:


/s/ Janice Bennett               New York, New York          August 13, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                    [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           72

Form 13F Information Table Value Total: $140,900,048

List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                 FORM 13F INFORMATION TABLE

MILBANK WINTHROP & CO.
DISCRETIONARY OWNERS FOR 13F
AS OF 6/30/2004
(ITEM 1)              (ITEM 2) (ITEM 3)     (ITEM 4)     (ITEM 5)        (ITEM 6)        (ITEM 7)         (ITEM 8)
                                                                        INVESTMENT                    VOTING AUTHORITY
                                                                        DISCRETION                        (SHARES)
NAME                   TITLE                  FAIR      SHARES OR                SHARED
OF                     OF       CUSIP        MARKET     PRINCIPAL   SOLE  SHARED  OTHER            SOLE  SHARED      NONE
ISSUER                 CLASS    NUMBER       VALUE        AMOUNT     (A)    (B)    (C)     MGR      (A)    (B)        (C)
3M COMPANY             COMMON  88579Y101    2,037,556       22,637    X                              0      0       22,637
AEGON N V - ORD AMER   COMMON  007924103      125,212       10,331    X                              0      0       10,331
AFLAC INC              COMMON  001055102    4,397,441      107,754    X                              0      0      107,754
ALTRIA GROUP INC       COMMON  02209S103    3,170,668       63,350    X                              0      0       63,350
AMERICAN EXPRESS CO    COMMON  025816109    5,436,569      105,811    X                              0      0      105,811
AMERICAN INTL GROUP I  COMMON  026874107    2,662,593       37,354    X                              0      0       37,354
AT & T WIRELESS        COMMON  00209A106      336,262       23,482    X                              0      0       23,482
AUTOBYTEL INC          COMMON  05275N106      319,562       35,194    X                              0      0       35,194
BANKRATE, INC          COMMON  06646V108      291,040       34,000    X                              0      0       34,000
BELLSOUTH CORP         COMMON  079860102    1,874,520       71,492    X                              0      0       71,492
BELO CORPORATION       COMMON  080555105    2,148,000       80,000    X                              0      0       80,000
BERKSHIRE HATHAWAY IN  COMMON  084670108    1,156,350           13    X                              0      0           13
BERKSHIRE HATHAWAY IN  COMMON  084670207      271,860           92    X                              0      0           92
BP AMOCO ADS           COMMON  055622104    2,565,682       47,894    X                              0      0       47,894
BRIGGS & STRATTON COR  COMMON  109043109      897,636       10,160    X                              0      0       10,160
BRISTOL MYERS SQUIBB   COMMON  110122108    1,841,200       75,151    X                              0      0       75,151
CANADIAN NATL RY CO C  COMMON  136375102      207,053        4,750    X                              0      0        4,750
CARNIVAL PAIRED CERTI  COMMON  143658300    4,902,758      104,314    X                              0      0      104,314
CATERPILLAR INC        COMMON  149123101      388,938        4,896    X                              0      0        4,896
CHEVRONTEXACO CORPORA  COMMON  166764100    2,163,777       22,992    X                              0      0       22,992
CHUBB CORP             COMMON  171232101    3,469,476       50,887    X                              0      0       50,887
CISCO SYS INC          COMMON  17275R102      340,711       14,376    X                              0      0       14,376
CITIGROUP INC.         COMMON  172967101    5,234,505      112,570    X                              0      0      112,570
COCA COLA CO           COMMON  191216100    1,502,133       29,757    X                              0      0       29,757
COMCAST CORP NEW COM   COMMON  20030N101      556,155       19,792    X                              0      0       19,792
DEERE & CO             COMMON  244199105    2,496,984       35,600    X                              0      0       35,600
DISNEY WALT PRODTNS    COMMON  254687106      351,813       13,802    X                              0      0       13,802
DOVER CORP             COMMON  260003108    3,534,085       83,945    X                              0      0       83,945
DU PONT E I DE NEMOUR  COMMON  263534109      274,560        6,181    X                              0      0        6,181
EMERSON ELEC CO        COMMON  291011104      323,406        5,089    X                              0      0        5,089
EXXON MOBIL CORPORATI  COMMON  30231G102   10,107,455      227,594    X                              0      0      227,594
GENERAL ELECTRIC COMP  COMMON  369604103    4,742,161      146,363    X                              0      0      146,363
GILLETTE CO            COMMON  375766102      684,124       16,135    X                              0      0       16,135
INTEL CORP             COMMON  458140100      452,005       16,377    X                              0      0       16,377
INTERNATIONAL BUSINES  COMMON  459200101      364,412        4,134    X                              0      0        4,134
INTERPUBLIC GROUP COS  COMMON  460690100      684,454       49,851    X                              0      0       49,851
JEFFERSON PILOT CORP   COMMON  475070108      304,800        6,000    X                              0      0        6,000
JOHNSON & JOHNSON      COMMON  478160104    2,394,487       42,989    X                              0      0       42,989
LEHMAN BROS HLDGS INC  COMMON  524908100      564,375        7,500    X                              0      0        7,500
LIBERTY MEDIA CORP SE  COMMON  530718105    2,696,928      299,992    X                              0      0      299,992
LIBERTY MEDIA INTL IN  COMMON  530719103      556,463       14,999    X                              0      0       14,999
LOEWS CORP             COMMON  540424108      262,025        4,370    X                              0      0        4,370
MCGRAW HILL INC        COMMON  580645109      294,259        3,843    X                              0      0        3,843
MEDCO HEALTH SOLUTION  COMMON  58405U102      201,750        5,380    X                              0      0        5,380
MEDIA GENERAL INC. CL  COMMON  584404107    5,069,655       78,942    X                              0      0       78,942
MELLON FINL CORP       COMMON  58551A108      271,801        9,267    X                              0      0        9,267
MEMBERWORKS INC        COMMON  586002107      651,640       22,000    X                              0      0       22,000
MERCK & CO             COMMON  589331107    3,150,343       66,323    X                              0      0       66,323
MICROSOFT CORP         COMMON  594918104      345,576       12,100    X                              0      0       12,100
MOTOROLA INC           COMMON  620076109      332,205       18,203    X                              0      0       18,203
NORTHEAST UTILS COM    COMMON  664397106      194,700       10,000    X                              0      0       10,000
NORTHERN TRUST CORP    COMMON  665859104    1,227,980       29,044    X                              0      0       29,044
ORACLE CORP            COMMON  68389X105      273,292       22,908    X                              0      0       22,908
PEPSICO INC            COMMON  713448108      322,202        5,980    X                              0      0        5,980
PFIZER INC             COMMON  717081103    2,615,598       76,301    X                              0      0       76,301
POTASH CORP SASK INC   COMMON  73755L107    4,774,360       49,271    X                              0      0       49,271
PROCTER & GAMBLE CO    COMMON  742718109    4,070,152       74,764    X                              0      0       74,764
PROVIDIAN FINL CORP    COMMON  74406A102      287,855       19,622    X                              0      0       19,622
QUALCOMM INC           COMMON  747525103      627,628        8,600    X                              0      0        8,600
REGIS CORP MINN        COMMON  758932107    8,934,454      200,369    X                              0      0      200,369
ROYAL DUTCH PETRO-NY   COMMON  780257804    2,627,833       50,858    X                              0      0       50,858
SCHLUMBERGER           COMMON  806857108    1,544,817       24,324    X                              0      0       24,324
SIGMA ALDRICH CORP     COMMON  826552101    4,326,792       72,585    X                              0      0       72,585
TIME WARNER INC        COMMON  887317105    3,268,614      185,928    X                              0      0      185,928
TYCO INTL LTD NEW      COMMON  902124106    5,194,397      156,741    X                              0      0      156,741
U S BANCORP            COMMON  902973304      759,361       27,553    X                              0      0       27,553
VERIZON COMMUNICATION  COMMON  92343V104      399,972       11,052    X                              0      0       11,052
VIACOM INC CL B        COMMON  925524308    3,614,793      101,198    X                              0      0      101,198
VODAFONE GROUP PLC     COMMON  92857W100      766,119       34,666    X                              0      0       34,666
WACHOVIA GROUP         COMMON  929903102      689,750       15,500    X                              0      0       15,500
WELLS FARGO NEW        COMMON  949746101    1,114,039       19,466    X                              0      0       19,466
WILMINGTON TR CORP     COMMON  971807102    3,474,748       93,357    X                              0      0       93,357

TOTAL                                     140,518,879    3,576,115                                   0      0    3,576,115

00146.0001 #505361